As filed with the Securities and Exchange Commission on August 20, 2026

Securities Act Registration No. 333-258986
Investment Company Act Registration No. 811-23731

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 80

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83

BONDBLOXX ETF TRUST

(Exact Name of Registrant as Specified in Declaration of Trust)

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

(800) 896-5089

Name and Address of Agent for Service

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street
Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 21, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 80 to the Registration Statement of BondBloxx ETF Trust on Form N-1A (File No. 333-258986) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 21, 2026, the effectiveness of Post-Effective Amendment No. 21 to the Registration Statement as it relates to BondBloxx Global Inflation-Linked Bond ETF, as filed in Post-Effective Amendment No. 21 on September 1, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 80 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Larkspur and the State of California as of the 20th day of August, 2026.

BondBloxx ETF Trust

By:	/s/ Karen Keyser
Karen Keyser
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 20th day of August, 2026.

Signature	Title

*	(Trustee)
Leland C. Clemons, Jr.

*	(Trustee)
Allan Eberhart

*	(Trustee)
David Lonergan

*	(Trustee)
Stephen Messinger

*	(Trustee)
H. Michael Williams

*	(Chief Executive Officer and President)
Joanna Gallegos

*	(Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer)
Tony Kelly

*By:	/s/ Karen Keyser
Karen Keyser
Attorney-in-Fact (Pursuant to a Power of Attorney)

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